EIP Receivables - Gross EIP Receivables by Credit Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 76,697	$ 50,072
Prime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	55,764	33,161
Subprime
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total EIP receivables, gross	$ 20,933	$ 16,911